Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2016
Share-Based Payment
Compensation Cost [Table Text Block]
	2016	2015	2014
Performance stock units	$480	$299	$226
Restricted stock and stock units	152	147	93
Other nonvested stock units	21	5	(1)
Total	$653	$451	$318
Income tax benefit	$250	$172	$122

Status Of Nonvested Stock Units Activity And Changes During Year [Table Text Block]
Nonvested Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2016	36	$33.78
Granted	16	36.65
Vested	(19)	33.12
Forfeited	(2)	35.16
Nonvested at December 31, 2016	31	$35.57